Share-based payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based payments
26.	Share-based payments 1
Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit plan for directors (“Restricted Stock Units Plan for Directors), and the long-term incentive plan for executives (“LTI Plan Executives”). For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2
Share-based Payment
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled.
Share-based payment transactions resulted in a total expense of 169m US dollar for 2020, as compared to 340m US dollar for 2019 and 353m US dollar for 2018.
As a result of the
COVID-19
pandemic, the company reversed accrued cost for performance-related LTIs for which the conditions will not be met.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
As from 1 January 2010, the structure of the Share-Based Compensation Plan for certain executives in the general headquarters, has been modified. From 1 January 2011 onwards, the new plan structure applies to all other senior management. Under this plan, members of the Executive Committee and other senior employees receive their bonus in cash but have the choice to invest some or all of the value of their bonus in AB InBev shares with a five-year lock-up
period, referred to as bonus shares. With respect to bonuses for the financial year 2020 onwards, half of the bonus shares will be subject to a lock-up
period of three years and the other half to a
lock-up
period of 5 years. This voluntary investment of the bonus in AB InBev shares leads to a 10% discount to the market price of the shares. With respect to bonuses for the financial year 2020 onwards, the discount will amount to maximum 20%. The company also matches such voluntary investment by granting three matching shares for each bonus share voluntarily invested in, up to a limited total percentage of each participant’s bonus. The percentage of the variable compensation that is entitled to get matching shares varies depending on the position of the executive. The matching is based on the gross amount of the variable compensation invested. The discount shares and matching shares are granted in the form of restricted stock units which have a five-year vesting period. With respect to bonuses for the financial year 2020 onwards, the restricted stock units will be subject to a vesting period of three years for half of them and five years for the other half. Additionally, the holders of the restricted stock units may be entitled to receive from AB InBev additional restricted stock units equal to the dividends declared since the restricted stock units were granted.
In 2020, AB InBev issued 0.2m of matching restricted stock units in relation to bonuses granted to company employees and management (2019: 1.6m of matching restricted stock units). These matching restricted stock units are valued at the share price as of the grant date, represent a fair value of approximately 9m US dollar and cliff vest after five years (2019: 153m US dollar).
Restricted Stock Units Plan for Directors
Since the annual shareholder meeting of 24 April 2019, the share-based portion of the remuneration of the directors of the company has been granted in the form of restricted stock units and will no longer be granted in the form of stock options as was previously the case. Such restricted stock units vest after 5 years and, upon vesting, entitle their holders to one AB InBev share per restricted stock unit.
During 2020, 0.1m restricted stock units with an estimated fair value of 4m US dollar were granted to directors (2019: 0.1m with an estimated fair value of 4m US dollar).
Annual and Exceptional LTI Plans for Executives
As from 1 July 2009, senior employees are eligible for an annual long-term incentive to be paid out in LTI stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential.
In 2020, AB InBev issued 38.1m LTI stock options with an estimated fair value of 287m US dollar (2019: 8.1m LTI stock options with an estimated fair value of 91m US dollar) as an exceptional long-term retention incentive. Out of these stock options, 3.6m stock options were granted to members of the Executive Committee (2019: 0.4m stock options).
As from 1 December 2020, under a
sub-plan
of the company’s new base long-term Restricted Stock Units program, senior employees are eligible for an annual long-term incentive paid out in Restricted Stock Units, depending on management’s assessment of the employee’s performance and future potential. Half of the Restricted Stock Units cliff vest over a three-year period and the other half cliff vest over a five-year period. In 2020, AB InBev issued 1.7m Restricted Stock Units with an estimated fair value of 116m US dollar under this plan (2019: nil). Out of these Restricted Stock Units, 0.1m Restricted Stock Units were granted to members of the Executive Committee (2019: nil).
Recurring LTI Restricted Stock Units Plans for Executives
AB InBev has specific recurring long-term Restricted Stock Units incentive programs in place, including:

•
A program allowing for the offer of restricted stock units to certain members of senior management in certain specific circumstances, e.g. as a special retention incentive or to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2020, 7m restricted stock units with an estimated fair value of 307m US dollar were granted under these programs (2019: 0.9m restricted stock units with an estimated fair value of 74m US dollar). Out of these, 0.8m restricted stock units were granted to members of the Executive Committee (2019: nil).

•
A program allowing for the exceptional offer of restricted stock units to certain members of senior management in order to provide a long-term retention incentive for key employees of the company. Members of senior management eligible to receive a grant under this program receive two series of restricted stock units, with the first series of the restricted stock units vesting after five years, and the second series vesting after ten years. Alternatively, under this program, the restricted stock units may be granted with a shorter vesting period of 2.5 to 3 years for the first series and 5 years for the second series of the restricted

1	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.
stock units. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. As at 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. Each option gives the grantee the right to purchase one existing AB InBev share. In 2020, no restricted stock units nor stock options were granted (2019: 0.1m stock options with an estimated fair value of 2m US dollar).

•
A program allowing for certain employees to purchase company shares at a discount and that is aimed at providing a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”) or (ii) newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2020, employees purchased 0.1m shares under this program for the equivalent of 1m US dollar (2019: 0.1m shares for the equivalent of 1m US dollar).

•
A program allowing for the offer of performance-based Restricted Stock Units (Performance RSUs) to certain members of the company’s senior management. Upon vesting, each Performance RSU gives the executive the right to receive one existing AB InBev share. The Performance RSUs can have a vesting period of five or ten years. The shares resulting from the vesting of the Performance RSUs will only be delivered provided a performance test is met by the company. Forfeiture rules apply if the employee leaves the company before the vesting date or if the performance test is not achieved by a certain date. These Performance RSUs are subject to an organic EBITDA compounded annual growth rate target set by the Board. Other performance test criteria may be used for future grants, but they will remain in line with the company’s high-performance culture and the creation of long-term sustainable value for its shareholders. In 2020, no restricted stock units were granted under this program (2019: nil).

•
A series of
sub-plans
under the Company’s new base long-term Restricted Stock Units program allowing for the offer of Restricted Stock Units to certain members of the company’s senior management in certain specific circumstances, e.g. as a special retention incentive or to compensate for assignments of expatriates in certain limited countries. This program was created in 2020 and will replace the programs listed under items 1 and 2 above for the purposes of grants made as from 1 December 2020. Under this new program, Restricted Stock Units can be granted under sub-plans
with specific terms and conditions and for specific purposes. The Restricted Stock Units in principle vest after five years without a performance test and in the event of termination of service before the vesting date, forfeiture rules apply. The Board may set shorter or longer vesting periods for specific sub-plans
or introduce performance tests similar to those described under the program above. In 2020, 1.7m restricted stock units with an estimated fair value of 120m US dollar were granted under this program (2019: nil). No restricted stock units were granted to members of the Executive Committee (2019: nil).

Performance related incentive plan for ZX Ventures
In 2016, the company implemented a new performance related incentive plan which substitutes the long-term incentive stock option plan for executives of ZX Ventures. ZX Ventures is our global growth and innovation group whose mandate is to invest in, incubate and develop new products and businesses that address emerging consumer needs.
In 2020, 1.2m performance units were granted to senior management of ZX Ventures (2019: 3.8m performance units). The value of the performance units will depend on the return of ZX Ventures.
These units vest after 5 years provided that a performance test is met. Specific forfeiture rules apply in the event that the executive leaves the company.
Other programs
In order to maintain the consistency of benefits granted to executives and to encourage the international mobility of executives, an option exchange program can be executed whereby unvested options are exchanged for restricted shares that remain locked-up
until 5 years after the end of the initial vesting period. The shares that result from the exercise of the options must in principle remain locked-up
until 31 December 2023. In 2020, no options were exchanged for ordinary blocked shares (2019: nil).
The Board has also approved the early release of vesting conditions of unvested stock options or restricted stock units that are vesting within 6 months of the executives’ relocation. The shares that result from the early exercise of the options or the early vesting of the restricted stock units must remain blocked until the end of the initial vesting period. In 2020, 0.1m restricted stock units were accelerated under this program for members of the senior management (2019: 0.1m stock options and restricted stock units).
The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2020, 2019 and 2018 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated	2020	2019	2018
Fair value of options granted	7.54	11.79	16.92
Share price	46.35	78.46	98.66
Exercise price	46.35	78.46	98.66
Expected volatility	25%	23%	23%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	-0.32%	0.43%	0.39%
Expected volatility is based on historical volatility calculated over a
10-year
period. The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price. As a result, no single expected option life applies.

The total number of outstanding AB InBev options developed as follows:

Million options	2020	2019	2018
Options outstanding at 1 January	88.7	92.6	93.0
Options issued during the year	38.1	13.8	5.2
Options exercised during the year	(3.9)	(10.7)	(1.7)
Options forfeited during the year	(9.0)	(7.0)	(4.0)

Options outstanding at the end of December	113.3	88.7	92.6
The range of exercise prices of the outstanding options is between 10.32 euro (12.66 US dollar)
1
and 121.95 euro (149.64 US dollar) while the weighted average remaining contractual life is 7.38 years.
Out of the 113.3m outstanding options, 21.8m are vested at 31 December 2020.
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2020	2019	2018
Options outstanding at 1 January	79.66	94.74	98.32
Granted during the year	53.41	83.33	104.77
Exercised during the year	29.92	29.27	44.96
Forfeited during the year	117.82	108.44	113.19
Outstanding at the end of December	71.22	79.66	94.74
Exercisable at the end of December	99.54	65.33	21.40
For share options exercised during 2020, the weighted average share price at the date of exercise was 45.23 euro (55.51 US dollar)
1
.
The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2020	2019	2018
Restricted stock units outstanding at 1 January	9.9	6.0	5.4
Restricted stock units issued during the year	10.9	5.5	2.3
Restricted stock units exercised during the year	(0.7)	(1.0)	(0.5)
Restricted stock units forfeited during the year	(0.9)	(0.7)	(1.2)

Restricted stock units outstanding at the end of December	19.1	9.9	6.0
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Since 2005, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 0.2m deferred stock units with an estimated fair value of 1m US dollar in 2020 (2019: 0.2m deferred stock units with an estimated fair value of 1m US dollar).
Since 2018, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 21.1m restricted stock units in 2020 with an estimated fair value of 61m US dollar (2019: 11.8m restricted stock units with an estimated fair value of 54m US dollar).
As of 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2020, Ambev granted 22 thousand LTI stock options (2019: 24.6m LTI stock options with an estimated fair value of 28m US dollar).
The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2020 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated 1	2020	2019	2018
Fair value of options granted	0.78	1.12	1.47
Share price	3.47	4.38	4.66
Exercise price	3.47	4.38	4.66
Expected volatility	22%	24%	26%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	6.8%	7.8%	9.6%

1	Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding Ambev options developed as follows:

Million options	2020	2019	2018
Options outstanding at 1 January	141.8	141.3	135.2
Options issued during the year	—	24.6	19.9
Options exercised during the year	(5.7)	(7.8)	(10.0)
Options forfeited during the year	(8.8)	(16.3)	(3.8)

Options outstanding at the end of December	127.3	141.8	141.3
The range of exercise prices of the outstanding options is between 11.97 Brazilian real (2.30 US dollar) and 43.95 Brazilian real (8.46 US dollar) while the weighted average remaining contractual life is 6.43 years.
Of the 127.3m outstanding options 36.5m options are vested at 31 December 2020.
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2020	2019	2018
Options outstanding at 1 January	4.60	4.17	3.94
Granted during the year	3.47	4.48	4.66
Exercised during the year	1.60	2.25	1.93
Forfeited during the year	4.42	5.27	4.79
Outstanding at the end of December	3.81	4.60	4.17
Exercisable at the end of December	4.56	4.74	0.58
For share options exercised during 2020, the weighted average share price at the date of exercise was 15.23 Brazilian real (2.93 US dollar).
The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2020	2019	2018
Restricted stock units outstanding at 1 January	31.7	25.0	16.3
Restricted stock units issued during the year	21.3	12.0	13.5
Restricted stock units vested during the year	(1.9)	(4.2)	(3.7)
Restricted stock units forfeited during the year	(1.5)	(1.1)	(1.1)

Restricted stock units outstanding at the end of December	49.6	31.7	25.0
Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential”, share appreciation rights in the form of phantom stocks have been granted to those employees, pursuant to which the beneficiary shall receive two separate lots – Lot A and Lot B – subject to lockup periods of five and ten years, respectively. In 2020, Ambev did not issue any share appreciation rights.
During 2020, a limited number of Ambev shareholders who are part of the senior management of AB InBev were given the opportunity to exchange Ambev shares against a total of 0.1m AB InBev shares (2019: 0.1m AB InBev shares) at a discount of 16.66% provided that they stay in service for another five years. The fair value of this transaction amounts to approximately 1m US dollar (2019: 1m US dollar) and is expensed over the five years’ service period. The fair values of the Ambev and AB InBev shares were determined based on the market price.
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
LTI Stock Option Plans for Executives
In December 2019, Budweiser APAC set up a new long-term incentive plan in which certain employees are eligible for an annual grant to be paid out in Budweiser APAC stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2020, Budweiser APAC granted 69.7m stock options with an estimated fair value of 52m US dollar (2019: 9.0m LTI stock options with an estimated fair value of 10m US dollar).
Discretionary Restricted Stock Units Plan
In December 2019, Budweiser APAC set up a new discretionary restricted stock units plan which allows for the offer of restricted stock units to certain employees in certain specific circumstances, at the discretion of the Board, e.g. as a special retention incentive. The restricted stock units vest after three to five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2020, 29.7m restricted stock units with an estimated fair value of 84m US dollar were granted under this program to a selected number of employees (2019: 4.0m restricted stock units with an estimated fair value of 13m US dollar).
Share-Based Compensation Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to invest some or all of their variable compensation in Budweiser APAC shares (Voluntary Shares). As an additional reward, employees who invest in Voluntary Shares also receive a company shares match of three matching shares for each Voluntary Share invested up to a limited total percentage of each employee’s variable compensation. During 2020, Budweiser APAC issued 0.2m matching restricted stock units in relation to bonuses granted to Budweiser APAC employees. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 1m US dollar and cliff vest after five years.

People Bet Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to purchase Budweiser APAC shares at a discount which is aimed at providing a long-term retention incentive for high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”). The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2020, 0.6m restricted stock units with an estimated fair value of 2m US dollar were granted under this program to a selected number of Budweiser APAC employees.
New Restricted Stock Units Plan
In November 2020, Budweiser APAC set up a new restricted stock units plan which allows for the offer of restricted stock units to certain eligible employees in certain specific circumstances, at the discretion of the Board, e.g. as a long term incentive. The vesting period of the restricted stock units is in principle five years without a performance test and in the event of termination of service before the vesting date, forfeiture rules apply. The Board may set shorter or longer periods for specific grants or introduce performance tests similar to other programs in the company. During the year ended 31 December 2020, 6.8m restricted stock units with an estimated fair value of 23m US dollar were granted under this program to a selected number of employees (2019: nil).